14. and 17. Ownership	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Equity [Abstract]
Ownership

As of June 30, 2015 and December 31, 2014, the Company’s ownership is as presented below:

	Series A Preferred		Common
	Units held	Percent of class	Units held	Percent of class
Timothy S. Krieger	496	100.00%	4,935	99.50%
Summer Enterprises, LLC	–	0.00%	25	0.50%
Total	496	100.00%	4,960	100.00%

For the period ending, June 30, 2015 and December 31, 2014, total common and preferred distributions paid to the owners of the respective units was $4,952,749 and $4,726,730, respectively.

Effective January 31, 2012, TCP sold 496 of its new issue redeemable preferred membership units (the “redeemable preferred”) to John O. Hanson for a purchase price of $2,745,000, paid by conversion of certain notes payable to him. The redeemable preferred incorporated a distribution of $45,750 per month, was not convertible, and had no corporate governance rights. Effective July 1, 2012, the redeemable preferred membership units issued by TCP were exchanged for redeemable preferred issued by the Company with identical rights and terms. Effective June 28, 2013, Mr. Krieger purchased all of the outstanding redeemable preferred membership units from Mr. Hanson. Concurrently with the purchase, Mr. Krieger and the Company exchanged the redeemable preferred for 496 new Series A preferred units (the “Series A preferred”) and the redeemable preferred was cancelled. The Series A preferred is not redeemable, callable, or convertible, is non-voting with respect to elections to the Company’s Board of Directors, is senior to the Company’s common equity units with respect to rights in liquidation, and is entitled to distributions out of legally available funds in the amount of $92.25 per unit per month.

The ownership of the Company’s equity as of December 31, 2014 is as presented below:

	Series A Preferred		Common
	Units held	Percent of class	Units held	Percent of class
Timothy S. Krieger	496	100.00%	4,935	99.50%
Summer Enterprises, LLC	–	0.00%	25	0.50%
Total	496	100.00%	4,960	100.00%